Average Annual Total Returns - Investor A, C and Institutional - BlackRock California Municipal Opportunities Fund	Sep. 28, 2020
SPCaliforniaMunicipalBondIndexReflectsnodeductionforfeesexpensesortaxes [Member]
Average Annual Return:
1 Year	7.40%
5 Years	3.66%
10 Years	5.01%
SPMunicipalBondIndexReflectsnodeductionforfeesexpensesortaxes [Member]
Average Annual Return:
1 Year	7.26%
5 Years	3.50%
10 Years	4.41%
Institutional Shares
Average Annual Return:
1 Year	6.42%
5 Years	4.00%
10 Years	5.24%
Institutional Shares | After Taxes on Distributions
Average Annual Return:
1 Year	6.33%
5 Years	3.83%
10 Years	5.12%
Institutional Shares | After Taxes on Distributions and Sales
Average Annual Return:
1 Year	4.73%
5 Years	3.68%
10 Years	4.87%
Investor A Shares
Average Annual Return:
1 Year	1.65%
5 Years	2.86%
10 Years	4.54%
Investor C Shares
Average Annual Return:
1 Year	4.37%
5 Years	2.98%
10 Years	4.21%